Note 1 - Nature of Operations (Details) (USD $)	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Disclosure Text Block [Abstract]
Retained Earnings (Accumulated Deficit)	$ (41,579,701)	$ (30,084,684)	$ (23,947,819)